UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York          10036

(Address of principal executive offices)      (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE

	Agency Adjustable Rate Mortgages (2.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$496	................................................................	2.377%		06/01/37	$531,172
64	................................................................	2.681		01/01/38	68,977
160	................................................................	2.794		03/01/37	171,687
469	................................................................	4.895		07/01/36	491,509
166	Federal National Mortgage Association, Conventional Pool	2.358		05/01/33	177,009
308	Government National Mortgage Association, Various Pool	2.00		05/20/40	321,487

	Total Agency Adjustable Rate Mortgages (Cost $1,762,326)				1,761,841

	Agency Fixed Rate Mortgages (20.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
111	................................................................	9.50		01/01/17–02/01/19	118,213
195	................................................................	10.00		04/01/16–12/01/20	207,400
	Gold Pools:
628	................................................................	4.00		12/01/41	660,320
2,786	................................................................	4.50		03/01/41–09/01/41	3,007,702
308	................................................................	5.00		12/01/40–05/01/41	342,002
64	................................................................	5.50		07/01/37	71,344
55	................................................................	6.00		12/01/37–03/01/38	62,110
126	................................................................	6.50		06/01/29–09/01/33	142,403
142	................................................................	7.50		04/01/20–05/01/35	166,619
67	................................................................	8.00		08/01/32	82,830
106	................................................................	8.50		08/01/31	131,570
31	................................................................	10.00		10/01/21	34,127
	Federal National Mortgage Association, August TBA:
1,557	(a) .........................................................	4.00		08/01/44	1,637,484
273	(a) ..........................................................	5.00		08/01/44	301,111
	Conventional Pools:
41	................................................................	3.50		09/01/42	42,398
348	................................................................	4.50		08/01/40–09/01/41	376,782
1,622	................................................................	5.00		11/01/40–07/01/41	1,798,472
418	................................................................	5.50		08/01/37–02/01/38	467,733
877	................................................................	6.50		02/01/28–12/01/33	992,600
27	................................................................	7.00		07/01/23–06/01/32	27,515
177	................................................................	7.50		08/01/37	211,005
177	................................................................	8.00		04/01/33	212,097
160	................................................................	8.50		10/01/32	194,516
291	................................................................	9.50		04/01/30	344,173
5	................................................................	9.75		03/01/16	5,205
32	................................................................	10.00		10/01/18	35,503
	Government National Mortgage Association,
	August TBA:
1,262	(a) ..........................................................	4.00		08/20/44	1,337,291
	Various Pools:
547	................................................................	5.00		05/20/41	604,853
63	................................................................	11.00		04/15/21	66,062

	Total Agency Fixed Rate Mortgages (Cost $13,408,912)				13,681,440

	Asset-Backed Securities (7.9%)
221	Alterna Funding I LLC (b)	1.639		02/15/21	221,000
200	Citibank Credit Card Issuance Trust	0.583	(c)	09/10/20	201,423
571	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	611,309

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

187	Colony American Homes Single-Family Rental Pass-Through Certificates (b)	1.104	(c)	07/17/31	186,921
233	EMC Mortgage Loan Trust (b)	1.155	(c)	11/25/30	196,388
614	First Frankin Mortgage Loan Trust	0.755	(c)	04/25/35	566,427
125	GE Capital Credit Card Master Note Trust	2.22		01/15/22	124,437
597	GSAA Home Equity Trust	5.95	(c)	06/25/34	655,110
1,005	Home Equity Asset Trust	0.685	(c)	11/25/35	857,794
537	Home Equity Mortgage Loan Asset-Backed Trust	0.275	(c)	04/25/37	361,979
240	Invitation Homes Trust (b)	1.152	(c)	06/17/31	240,905
399	Long Beach Mortgage Loan Trust 2004-2	0.592	(c)	06/25/34	376,029
281	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	273,447
267	NovaStar Mortgage Funding Trust	0.895	(c)	02/25/34	253,483
273	PFS Tax Lien Trust (b)	1.44		05/15/29	273,238

	Total Asset-Backed Securities (Cost $5,046,912)				5,399,890

	Collateralized Mortgage Obligations — Agency Collateral Series (20.6%)
	Federal Home Loan Mortgage Corporation
508	................................................................	3.034	(c)	10/25/20	527,599
	IO
7,024	................................................................	0.754	(c)	10/25/20	271,051
2,979	................................................................	1.392	(c)	11/25/19	179,139
9,458	................................................................	1.736	(c)	04/25/17	330,459
	IO REMIC
1,942	................................................................	1.916	(c)	04/15/39	152,466
3,830	................................................................	1.959	(c)	10/15/40	303,262
761	................................................................	4.00		04/15/39	120,466
355	................................................................	5.00		08/15/41	78,075
2,401	................................................................	5.848	(c)	11/15/43	391,473
787	................................................................	5.898	(c)	04/15/39	132,962
	IO STRIPS
274	................................................................	7.00		06/01/30	58,245
289	................................................................	7.50		12/01/29	60,001
1	................................................................	8.00		01/01/28	272
	REMIC
272	................................................................	3.50		12/15/42	251,189
678	................................................................	7.609	(d)	10/15/43	620,681
853	................................................................	11.596	(d)	12/15/43	885,652
	Federal National Mortgage Association
2,708	................................................................	6.235	(c)	09/25/20	645,677
	IO
2,677	................................................................	1.81	(c)	05/15/38	204,701
	IO REMIC
3,651	................................................................	1.921	(c)	10/25/39	285,286
2,702	................................................................	3.279	(c)	03/25/44	184,522
2,301	................................................................	3.50		02/25/39	375,263
1,933	................................................................	5.495	(c)	11/25/41	344,782
2,291	................................................................	5.845	(c)	12/25/39	343,564
2,491	................................................................	5.895	(c)	06/25/42	432,603
897	................................................................	6.275	(c)	03/25/42	192,813
1,821	................................................................	6.345	(c)	04/25/39	313,633
1,407	................................................................	6.395	(c)	08/25/41	277,106
525	................................................................	6.445	(c)	09/25/38	86,108
	IO STRIPS
103	................................................................	7.00		11/25/27	23,396
230	................................................................	8.00		05/25/30–06/25/30	50,571
143	................................................................	8.50		10/25/24	34,668
	REMIC
221	................................................................	1.355	(c)	12/25/23	227,069
126	................................................................	7.181	(c)	04/25/39	134,302
253	................................................................	9.697	(d)	12/25/43	256,823
	Government National Mortgage Association
374	................................................................	11.584	(d)	08/20/43	387,194
	IO

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

4,579	................................................................	0.831	(c)	08/20/58	137,338
9,325	................................................................	3.50		06/20/41–11/20/42	2,034,761
1,846	................................................................	4.50		05/20/40	337,456
380	................................................................	5.00		05/20/39–02/16/41	65,443
1,656	................................................................	5.844	(c)	08/20/42	329,111
945	................................................................	5.898	(c)	11/16/40	176,499
2,230	................................................................	5.944	(c)	04/20/41–08/20/42	430,988
889	................................................................	5.984	(c)	12/20/43	203,130
1,824	................................................................	5.994	(c)	06/20/43	310,590
1,283	................................................................	6.144	(c)	09/20/43	278,243
812	................................................................	6.398	(c)	08/16/34	167,572
541	................................................................	6.648	(c)	08/16/36	113,990
	IO PAC
367	................................................................	5.00		10/20/40	76,686
2,256	................................................................	5.894	(c)	01/20/40	254,000
	Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $11,865,905)				14,078,880

	Commercial Mortgage-Backed Securities (10.6%)
	COMM Mortgage Trust
129	(b) ..........................................................	1.873		04/12/35	126,086
100	(b) ..........................................................	4.74	(c)	07/15/47	95,050
389	(b) ..........................................................	4.757	(c)	12/10/23	380,343
270	(b) ..........................................................	4.796	(c)	08/10/46	263,498
	Commercial Mortgage Pass-Through Certificates
3,315	................................................................	0.913	(c)	02/10/47	172,004
289	(b) ..........................................................	3.653	(c)	06/11/27	290,150
187	(b) ..........................................................	4.612	(c)	02/10/47	181,657
340	Commercial Mortgage Trust	5.475		03/10/39	364,876
380	Extended Stay America Trust (b)	2.958		12/05/31	383,067
75	FREMF Mortgage Trust (b)	4.636	(c)	06/25/47	77,604
370	GS Mortgage Securities Trust (b)	4.775	(c)	08/10/46	360,708
165	Hilton USA Trust (b)	1.156	(c)	11/05/30	165,303
	JP Morgan Chase Commercial Mortgage Securities Trust
390	(b) ..........................................................	4.572	(c)	07/15/47	363,716
1,740	................................................................	5.464	(c)	12/12/43–01/15/49	1,839,126
	JPMBB Commercial Mortgage Securities Trust
267	(b) ..........................................................	4.679	(c)	04/15/47	252,361
188	(b) ..........................................................	4.816	(c)	08/15/47	175,648
	IO
4,741	................................................................	1.092	(c)	01/15/47	321,054
	LB-UBS Commercial Mortgage Trust
587	................................................................	6.126	(c)	07/15/40	618,178
200	................................................................	6.249	(c)	09/15/45	214,573
335	Wells Fargo Commercial Mortgage Trust (b)	3.938		08/15/50	293,287
	WF-RBS Commercial Mortgage Trust
201	(b) ..........................................................	3.986		05/15/47	177,644
150	(b) ..........................................................	4.139	(c)	05/15/45	140,546
	Total Commercial Mortgage-Backed Securities (Cost $6,995,975)				7,256,479

	Mortgages — Other (36.9%)
	Adjustable Rate Mortgage Trust
805	................................................................	0.412	(c)	01/25/36	683,789
618	................................................................	1.205	(c)	05/25/35	580,312
	Alternative Loan Trust
1,196	................................................................	0.555	(c)	02/25/35	1,118,164
822	................................................................	5.50		02/25/25–02/25/36	781,467
2	................................................................	6.00		08/25/17	1,770
	PAC
390	................................................................	5.50		04/25/37	322,579
770	Alternative Loan Trust Resecuritization	6.25		08/25/37	614,380
348	American Home Mortgage Investment Trust (b)	6.10		01/25/37	219,314

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

	Banc of America Alternative Loan Trust
776	................................................................	0.605	(c)	11/25/36	510,161
847	................................................................	5.50		10/25/35	791,698
186	................................................................	6.00		04/25/36	175,428
990	................................................................	6.226		10/25/36	720,641
728	................................................................	6.50		05/25/46	582,439
	Banc of America Funding Trust
442	................................................................	0.386	(c)	02/20/47	386,178
362	................................................................	6.099		10/25/36	293,340
13	Banc of America Mortgage Trust	5.25		11/25/19	13,126
769	BCAP LLC Trust	0.295	(c)	04/25/37	688,778
11,074	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	311,611
864	Chase Mortgage Finance Trust	6.00		10/25/36–11/25/36	777,229
5	Citicorp Mortgage Securities Trust	5.50		02/25/22	4,917
311	Commercial Mortgage Pass-Through Certificates (b)	4.906	(c)	04/10/47	302,492
633	Credit Suisse First Boston Mortgage Securities Corp.	2.476	(c)	11/25/34	651,674
	First Horizon Alternative Mortgage Securities Trust
362	................................................................	5.50		04/25/35	353,190
674	................................................................	6.00		07/25/36	577,828
517	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	526,819
392	GreenPoint Mortgage Funding Trust	0.445	(c)	02/25/36	334,752
2,379	GS Mortgage Securities Trust	1.228	(c)	04/10/47	190,977
473	GSMSC Pass-Through Trust (b)	7.50	(c)	09/25/36	394,761
	GSR Mortgage Loan Trust
98	................................................................	0.405	(c)	03/25/35	89,248
29	................................................................	5.50		11/25/35	28,600
	Harborview Mortgage Loan Trust
118	................................................................	0.346	(c)	01/19/38	103,013
1,047	................................................................	0.356	(c)	09/19/46	826,562
590	Impac CMB Trust	0.95	(c)	10/25/34	552,452
518	Impac Secured Assets Trust	0.325	(c)	08/25/36	402,331
202	IndyMac INDX Mortgage Loan Trust	4.88	(c)	12/25/35	168,991
908	JP Morgan Alternative Loan Trust	0.315	(c)	10/25/36	744,795
	JP Morgan Mortgage Trust
370	................................................................	2.544	(c)	06/25/35	373,248
276	................................................................	5.50		01/25/36	266,279
	IO
1,170	................................................................	6.465	(c)	01/25/37	246,812
	Lehman Mortgage Trust
168	................................................................	5.50		11/25/35	161,386
354	................................................................	6.50		09/25/37	311,854
201	Luminent Mortgage Trust	0.355	(c)	02/25/46	154,115
34	Mastr Adjustable Rate Mortgages Trust	2.629	(c)	02/25/36	33,468
104	Merrill Lynch Mortgage Investors Trust	0.832	(c)	04/25/29	101,517
86	Prime Mortgage Trust	5.50		11/25/21	85,139
	RALI Trust
520	................................................................	0.335	(c)	12/25/36	391,790
787	................................................................	5.50		04/25/22–06/25/35	756,529
1,191	................................................................	6.00		05/25/36–06/25/36	1,000,360
28	Residential Asset Securitization Trust	0.455	(c)	05/25/35	27,570
265	Structured Asset Mortgage Investments II Trust	0.385	(c)	05/25/45	242,772
	Washington Mutual Mortgage Pass-Through Certificates Trust
354	................................................................	0.435	(c)	11/25/45	325,249
1,725	................................................................	0.958	(c)	05/25/47	1,436,248
566	................................................................	1.081	(c)	08/25/46	395,923
636	................................................................	1.098	(c)	07/25/46	552,767
348	................................................................	5.50		11/25/35	307,320
1,033	................................................................	6.00		10/25/35	790,734
	Wells Fargo Mortgage Backed Securities Trust
501	................................................................	2.615	(c)	10/25/35	478,688

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

212	................................................................	2.615	(c)	04/25/34	213,471
793	................................................................	5.443	(c)	12/25/36	789,343

	Total Mortgages—Other (Cost $22,920,987)				25,268,388

	Short-Term Investments (5.9%)
	U.S. Treasury Securities (0.3%)
	U.S. Treasury Bills
52	(e) …..........................................................	0.015		08/21/14	51,999
10	(e)(f) ..........................................................	0.027		08/21/14	10,000
175	(e)(f) ..........................................................	0.063		08/21/14	174,994

	Total U.S. Treasury Securities (Cost $236,993)				236,993

NUMBER OF SHARES (000)

	Investment Company (5.6%)
3,846	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (g) (Cost $3,846,309)				3,846,309

	Total Short-Term Investments (Cost $4,083,302)				4,083,302

	Total Investments (Cost $66,084,319) (h)(i)			104.5%	71,530,220
	Liabilities in Excess of Other Assets			(4.5)	(3,099,244)

	Net Assets			100.0%	$68,430,976

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.
(d)	Inverse Floating Rate Security—Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2014.
(e)	Rate shown is the yield to maturity at July 31, 2014.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and a swap agreement.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Futures Contracts Open at July 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
58	Long	U.S. Treasury Long Bond, Sep-14	$7,969,562	$(28,547)
29	Long	U.S. Treasury 10 yr. Note, Sep-14	3,613,672	(12,688)
4	Long	U.S. Treasury Ultra Long Bond, Sep-14	603,375	(346)
13	Short	U.S. Treasury 2 yr. Note, Sep-14	(2,852,484)	5,078
120	Short	U.S. Treasury 5 yr. Note, Sep-14	(14,260,313)	96,727

		Net Unrealized Appreciation		$60,224

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Interest Rate Swap Agreement Open at July 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
JPMorgan Chase Bank NA	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$4,693

LIBOR	London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ¡ July 31, 2014 (unaudited)

Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,761,841	$—	$1,761,841
Agency Fixed Rate Mortgages	—	13,681,440	—	13,681,440
Asset-Backed Securities	—	5,399,890	—	5,399,890
Collateralized Mortgage Obligations — Agency Collateral Series	—	14,078,879	—	14,078,879
Commercial Mortgage-Backed Securities	—	7,256,479	—	7,256,479
Mortgages — Other	—	25,268,389	—	25,268,389
Total Fixed Income Securities	—	67,446,918	—	67,446,918
Short-Term Investments
U.S. Treasury Securities	—	236,993	—	236,993
Investment Company	3,846,309	—	—	3,846,309
Total Short-Term Investments	3,846,309	236,993	—	4,083,302
Futures Contracts	101,805	—	—	101,805
Interest Rate Swap Agreement	—	4,693	—	4,693
Total Assets	3,948,114	67,688,604	—	71,636,718
Liabilities:
Futures Contracts	(41,581)	—	—	(41,581)
Total	$3,906,533	$67,688,604	$—	$71,595,137

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 18, 2014